                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

           Report for the Calendar Year or Quarter End: March 31, 2005

                          Pamet Capital Management, LLC

--------------------------------------------------------------------------------
Name of Institutional Investment Manager


222 Berkeley Street, 22nd Floor                 Boston        MA         02116
--------------------------------------------------------------------------------
Business Address                  (Street)      (City)      (State)      (Zip)

13F File Number: 028-10112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Jason Price             Chief Financial Officer               617-646-6100
--------------------------------------------------------------------------------
  (Name)                       (Title)                           (Phone)

Signature, Place and Date of Signing:

/s/ Jason Price
---------------
Jason Price
222 Berkeley Street, 22nd Floor, Boston, MA 02116
5/16/2005

Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                     1
List of Other Included Managers:           Abrams Capital, LLC

Form 13F Information Table Entry Total:               30
Form 13F Information Table Value Total:      917,190,000

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 3/31/05

ITEM 1                           ITEM 2       ITEM 3     ITEM 4       ITEM 5       ITEM 6    ITEM 7              ITEM 8
                                                         VALUE     SHARES/   PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   CALL  DSCRETN  MANAGERS*     SOLE    SHARED  NONE
                                                                                    SOLE
------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc                COM      017361106     8,452    409,100         SOLE                 409,100
Allegheny Energy Inc                COM      017361106   125,057  6,053,100         SOLE            1  6,053,100
Altria Goup Inc                     COM      02209S103     8,082    123,600  CALL   SOLE                 123,600
Altria Goup Inc                     COM      02209S103   127,275  1,946,400  CALL   SOLE            1  1,946,400
Block H&R Inc                       COM      093671105     4,016     79,400         SOLE                  79,400
Block H&R Inc                       COM      093671105    53,944  1,066,500         SOLE            1  1,066,500
Citigroup Inc                     W EXP      172967127       429    246,340         SOLE                 246,340
Citigroup Inc                     W EXP      172967127     6,387  3,670,936         SOLE            1  3,670,936
Circuit City Store Inc              COM      172737108       454     28,300         SOLE                  28,300
Circuit City Store Inc              COM      172737108     6,768    421,700         SOLE            1    421,700
Echostar Communications New        CL A      278762109     6,303    215,500         SOLE                 215,500
Echostar Communications New        CL A      278762109   101,562  3,472,200         SOLE            1  3,472,200
Erie Indty Co                      CL A      29530P102     3,049     58,500         SOLE                  58,500
Erie Indty Co                      CL A      29530P102    45,949    881,592         SOLE            1    881,592
Global Signal Inc                   COM      37944Q103    11,369    379,462         SOLE                 379,462
Global Signal Inc                   COM      37944Q103   166,877  5,569,986         SOLE            1  5,569,986
Hospira Inc                         COM      441060100     1,158     35,900         SOLE                  35,900
Hospira Inc                         COM      441060100    24,770    767,600         SOLE            1    767,600
Intergraph Corp                     COM      458683109     1,734     60,200         SOLE                  60,200
Intergraph Corp                     COM      458683109    28,188    978,419         SOLE            1    978,419

ITEM 1                           ITEM 2       ITEM 3     ITEM 4       ITEM 5       ITEM 6    ITEM 7              ITEM 8
                                                         VALUE     SHARES/   PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   CALL  DSCRETN  MANAGERS*     SOLE    SHARED  NONE
                                                                                    SOLE
------------------------------------------------------------------------------------------------------------------------------
Juno Ltg Inc                    COM NEW      482047206     1,290     34,400         SOLE                  34,400
Juno Ltg Inc                    COM NEW      482047206    18,387    490,311         SOLE            1    490,311
Morgan Stanley                  COM NEW      617446448     1,629     28,450         SOLE                  28,450
Morgan Stanley                  COM NEW      617446448    23,407    408,850         SOLE            1    408,850
Newcastle Invt Corp                 COM      65105M108       672     22,700         SOLE                  22,700
Newcastle Invt Corp                 COM      65105M108    11,168    377,300         SOLE            1    377,300
SLM Corp                            COM      78442P106     3,671     73,650         SOLE                  73,650
SLM Corp                            COM      78442P106    53,291  1,069,250         SOLE            1  1,069,250
USA Mobility Inc                    COM      90341G103     4,333    133,743         SOLE                 133,743
USA Mobility Inc                    COM      90341G103    67,519  2,083,933         SOLE            1  2,083,933
                                                         917,190

----------
* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.